Basis of Presentation - Summarized Consolidated Financial Statements (Detail)	12 Months Ended
Dec. 31, 2018
Hortican Inc. ("Hortican") [member]
Basis of Presentation [line items]
Jurisdiction of incorporation	Canada
Incorporation date	Jan. 17, 2013
Ownership interest	100.00%
Peace Naturals Project Inc. [member]
Basis of Presentation [line items]
Jurisdiction of incorporation	Canada
Incorporation date	Nov. 21, 2012
Ownership interest	100.00%
Original BC Ltd. [member]
Basis of Presentation [line items]
Jurisdiction of incorporation	Canada
Incorporation date	Mar. 15, 2013
Ownership interest	100.00%
Cronos Canada Holdings Inc. [member]
Basis of Presentation [line items]
Jurisdiction of incorporation	Canada
Incorporation date	Mar. 13, 2018
Ownership interest	100.00%
Cronos Israel GS Cultivations Ltd [member]
Basis of Presentation [line items]
Jurisdiction of incorporation	Israel
Incorporation date	Feb. 04, 2018
Ownership interest	70.00%
Cronos Israel GS Manufacturing Ltd [member]
Basis of Presentation [line items]
Jurisdiction of incorporation	Israel
Incorporation date	Sep. 04, 2018
Ownership interest	90.00%
Cronos Global Holdings Inc. [member]
Basis of Presentation [line items]
Jurisdiction of incorporation	Canada
Incorporation date	Apr. 25, 2017
Ownership interest	100.00%
Cronos Israel G.S. Store Ltd. [member]
Basis of Presentation [line items]
Jurisdiction of incorporation	Israel
Incorporation date	Jun. 28, 2018
Ownership interest	90.00%
Cronos Israel G.S. Pharmacies Ltd. [member]
Basis of Presentation [line items]
Jurisdiction of incorporation	Israel
Incorporation date	Feb. 15, 2018
Ownership interest	90.00%
Cronos Group Celtic Holdings Ltd. [member]
Basis of Presentation [line items]
Jurisdiction of incorporation	Ireland
Incorporation date	Feb. 06, 2018
Ownership interest	100.00%
Cronos Malta Holdings Ltd [member]
Basis of Presentation [line items]
Jurisdiction of incorporation	Malta
Incorporation date	Oct. 25, 2018
Ownership interest	100.00%